SEGMENT INFORMATION	3 Months Ended
Jun. 30, 2021
SEGMENT INFORMATION
Note 8 - SEGMENT INFORMATION

8. SEGMENT INFORMATION

The Company views its operations and manages its business as one operating segment which is the business of providing subscription based software as a service (SaaS) and Managed IT (MSP/MSaaS) services and related non-recurring professional IT and other services. The Company aggregates is operating segments based on similar economic and operating characteristics of its operations.

The Company’s SaaS and Managed IT offerings are sold under monthly recurring revenue contracts are included in the Subscription software and services segment. Professional services and other revenue segment consists of non-recurring revenue, including the periodic sale and installation of IT related hardware and custom IT projects. Professional services and other revenue is recognized when services are performed.

Revenue Segment

Net sales by revenue type were as follows:

	For the Three Months Ended
	June 30,
	2021	%	2020	%	% Change
Revenues:
Subscription software and services	$587,851	84%	$403,575	80%	46%
Professional services and other	116,150	16%	102,669	20%	13%
Total	$704,001	100%	$506,244	100%	39%